Equity-Accounted Investees	12 Months Ended
Dec. 31, 2021
Equity-Accounted Investees
Equity-Accounted Investees

(11)   Equity-Accounted Investees

Details of this caption in the consolidated balance sheet at 31 December 2021 and 2020 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2021	% ownership	31/12/2020
Access Biologicals LLC	49.00%	53,264	49.00%	46,782
Shanghai RAAS Blood Products Co., Ltd.	26.20%	1,909,596	26.20%	1,800,578
Grifols Egypt Plasma Derivatives	49.00%	31,847	0.00%	—
Total equity accounted investees with similar activity to that of the Group		1,994,707		1,847,360
Albajuna Therapeutics, S.L	49.00%	1,910	49.00%	3,378
GigaGen, Inc.	100.00%	—	43.96%	15,677
Mecwins, S.A.	24.99%	3,159	24.99%	2,605
Total of the rest of equity accounted investees		5,069		21,660

Total equity-accounted investees		1,999,776		1,869,020

Movement in the investments in equity-accounted investees for the year ended 31 December 2019 is as follows:

	Thousands of Euros
	2019
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
				Shanghai
	Access			RAAS Blood			Albajuna
	Biologicals		Plasmavita	Products Co.,			Therapeutics,			Mecwins,	Medcom
	LLC	IBBI Group	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	Singulex, Inc.	GigaGen, Inc.	S.A.	Advance, S.A	Total	Total
Balance at 1 January	47,742	89,627	9,920	—	147,289	28,336	1,106	19,256	28,363	2,555	—	79,616	226,905

Acquisitions	—	—	—	—	—	—	3,750	—	—	—	8,619	12,369	12,369
Transfers	—	(94,127)	—	—	(94,127)	—	—	—	—	—	—	—	(94,127)
Share of profit / (losses)	3,938	4,586	448	—	8,972	(14,218)	383	—	(5,002)	(217)	(690)	(19,744)	(10,772)
Share of other comprehensive income / translation differences	966	1,658	—	—	2,624	590	(11)	538	636	—	(17)	1,736	4,360
Impairment losses	—	—	—	—	—	—	—	(19,794)	—	—	—	(19,794)	(19,794)
Collected dividends	(2,725)	(1,744)	—	—	(4,469)	—	—	—	—	—	—	—	(4,469)
Balance at 31 December	49,921	—	10,368	—	60,289	14,708	5,228	—	23,997	2,338	7,912	54,183	114,472

Movement in the investments in equity-accounted investees for the year ended 31 December 2020 is as follows:

	Thousands of Euros
	2020
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
			Shanghai
	Access		RAAS Blood			Albajuna
	Biologicals	Plasmavita	Products Co.,			Therapeutics,			Medcom
	LLC	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	GigaGen, Inc.	Mecwins, S.A.	Advance, S.A	Total	Total
Balance at 1 January	49,921	10,368	—	60,289	14,708	5,228	23,997	2,338	7,912	54,183	114,472

Acquisitions	—	—	1,807,351	1,807,351	—	—	—	—	—	—	1,807,351
Transfers	—	(10,674)	—	(10,674)	(91,023)	—	—	—	—	(91,023)	(101,697)
Share of profit / (losses)	8,962	306	11,531	20,799	76,414	(1,878)	(6,725)	267	—	68,078	88,877
Share of other comprehensive income / translation differences	(4,160)	—	(16,090)	(20,250)	(99)	28	(1,595)	—	—	(1,666)	(21,916)
Impairment losses	—	—	—	—	—	—	—	—	(7,912)	(7,912)	(7,912)
Collected dividends	(7,941)	—	(2,214)	(10,155)	—	—	—	—	—	—	(10,155)
Balance at 31 December	46,782	—	1,800,578	1,847,360	—	3,378	15,677	2,605	—	21,660	1,869,020

Movement in the investments in equity-accounted investees for the year ended 31 December 2021 is as follows:

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt		Albajuna
	Access	Blood Products	Plasma		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020

Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

The main movements of the equity-accounted investees with similar activity to that of the Group are explained below:

Grifols Egypt Plasma Derivatives (GEPD)

On 29 July 2021, a cooperation agreement was signed with the National Service Projects Organization (NSPO) to help build a platform to bring self-sufficiency in plasma-derived medicines to Egypt. The Company made a first contribution of US Dollars 36,750 thousand (equivalent to Euros 30,454 thousand at the date of integration), and in exchange received GEPD shares representing 49% of its share capital, which amounts to US Dollars 300 million. The Company has undertaken to make the contributions for the outstanding amount corresponding to its interest as the capital requirements are approved.

Shanghai RAAS Blood Products Co. Ltd.

In March 2019, Grifols entered into a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols would deliver 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange would receive 1,766 million of SRAAS shares (representing 26.2% of the share capital). Therefore, such transaction does not entail a cash flow movement nor has it required any external financing.

The exchange ratio determined on that date, was estimated using different valuation methods, among others the stock price for SRAAS and discounted cash flows and market multiples for GDS.

At 30 September 2019, Grifols obtained the authorization from the US agency, “Committee on Foreign Investment in the United States” (CFIUS) and on 13 November 2019, Shanghai RAAS Blood Products, Co. Ltd. obtained the authorization from the Chinese Securities Regulatory Commission (CRSC).

At 31 December 2019, Grifols delivered 90 shares of its subsidiary GDS in exchange for a contractual right to receive equity instruments in an associate (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received.

As a consequence, at 31 December 2019, SRAAS was the minority shareholder owner of  45% of GDS. Grifols recorded the aforementioned contractual right for the fair value of the GDS shares delivered and subsequently, the right was measured based on its fair value through profit or loss.

The delivery of GDS shares had no impact on the consolidated results of the Grifols Group for 2019 in accordance with IFRS 10 – Consolidated Financial Statements, since it is considered a transaction with non-controlling interest where Grifols retained control over GDS. The impact in the consolidated balance sheet at 31 December 2019 resulted in an increase in the following items: Other current financial assets amounting to Euros 1,717 million; Equity attributable to non-controlling interests amounting to Euros 1,511 million (note 18); Reserves amounting to Euros 227 million (note 16), a decrease in translation differences for an amount of Euros 22 million and a profit in the consolidated statement of profit and loss for 2019 amounting to Euros 1 million due to the change in the contractual right value (note 27).

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols became the largest shareholder of SRAAS, while maintaining operational, political and economic control of GDS.

Consequently, the consolidated balance sheet at 31 December 2020, did not longer show any financial asset related to the contractual right, but the interest in SRAAS was recorded as an investment in an associate company because the Group exercises significant influence in accordance with the criteria established in IAS 28 – Investment in Associates and Joint Ventures. SRAAS’ equity-accounted investment was recognized at the  value of the shares at the closing date of the transaction. The difference between the contractual right value recognized at 31 December 2019 and SRAAS quoted value at 30 March 2020 was Euros 56,526 thousand which was recognized as finance income in the consolidated statement of profit and loss (see note 27).

The impact on the consolidated statement of profit and loss related to the equity method result was included in the Operating Result under “Profit/(loss) of equity accounted investees with similar activity to that of the Group”, since SRAAS is a company dedicated to the plasma product sector.

The transaction costs were recognized as part of the investment value and totaled Euros 34,088 thousand.

At 31 December 2021, the quoted value of SRAAS shares was CNY 6.8 (CNY 7.4 at 31 December 2020). In accordance with IAS 28 – Investments in associates and joint ventures, possible indications of losses have been analyzed without detecting objective evidence of impairment in the investment.

Plasmavita Healthcare GmbH

In 2017, Grifols established PLASMAVITA GmbH, a joint venture between Grifols (50%) and two European partners (50%).

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% remained unchanged after the contribution. However, in assessing the existence of control due to the new shareholder agreement signed on that date, it was concluded that Grifols has control over Plasmavita and, therefore, it was considered part of the group and it has been fully consolidated (see note 3).

Access Biologicals LLC.

On 12 January 2017, the group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022Grifols also signed a supply agreement to sell biological products not meant for therapeutic use to Access Biologicals.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biological products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

The main movements for the rest of the equity-accounted investees are explained below:

Alkahest, Inc.

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. (“Alkahest”) for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand), which was subject to approval by regulatory authorities.

Likewise, as a result of agreements between shareholders, Grifols obtained control of Alkahest on 2 September 2020. Until that date, the previous 42.45% stake in Alkahest was equity accounted. The difference between the fair value of the previous stake and the book value is Euros 86,743 thousand (US Dollars 102,552 thousand), recognizing a profit for such amount under “Profit/(loss) of equity accounted investees” in the statement of profit and loss.

As from this date, Alkahest was incorporated into the Group’s consolidation perimeter by the full consolidation method.

Medcom Advance, S.A.

In February 2019, the Group completed the acquisition of 45% of the shares in Medcom Advance, S.A. for an amount of Euros 8,602 thousand. Medcom Advance, S.A. is a company dedicated to research and development with a view to create proprietary patents using nanotechnology. The company was equity-accounted. At 31 December 2020 and 2021, this investment is fully impaired.

Mecwins, S.A.

On 22 October 2018 Grifols allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”) acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total amount of US Dollars 90.5 million. With the acquisition of the 100% stake, Grifols obtains control over Gigagen and, therefore, becomes a group company and is consolidated under the full consolidation method (see note 3).

Singulex, Inc.

On 17 May 2016 Grifols subscribed and paid a capital increase for an amount of US Dollars 50 million (Euros 44,107 thousand) in the US company Singulex, Inc. (“Singulex”). As a result, Grifols held a 19.33% common stock interest in Singulex on a fully diluted basis at a pre-money valuation of US Dollars 200 million. Grifols was entitled to appoint a director to serve the board of directors of Singulex. As a result, Singulex granted Grifols an exclusive worldwide license for the use and sale of Singulex’ technology for the blood donor and plasma screening which has ensured the safety of blood and plasma products.

During the second half of 2019, Singulex announced the cease of all its operations, after entering bankruptcy. Therefore, the Group impaired both the investment made and loans granted by Grifols to this company.

Interstate Blood Bank, Inc. (IBBI)

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), with headquarters in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory.

In April 2019, the Group exercised the call option and completed the acquisition of the remaining shares of the IBBI group companies (see note 3).

The last financial statements available of the main equity-accounted investments of Grifols are the following:

	31/12/2021		31/12/2020
	Thousands of Euros		Thousands of Euros
		Access		Access
	SRAAS	Biologicals	SRAAS	Biologicals
Non-current assets	2,877,382	2,707	2,617,024	2,795
Current assets	549,977	23,287	402,876	19,619
Cash and cash equivalents	401,117	3,790	250,073	4,178
Non-current liabilities	(3,313)	(36)	(5,074)	(1,497)
Non-current financial liabilities	(453)	—	—	—
Current liabilities	(191,133)	(3,615)	(29,088)	(3,670)
Current financial liabilities	—	(2,649)	(969)	(1,486)
Net assets	3,633,577	23,484	3,234,842	19,939

	31/12/2021		31/12/2020
	Thousands of Euros		Thousands of Euros
		Access		Access
	SRAAS	Biologicals	SRAAS	Biologicals
Net revenue	395,812	45,689	259,429	50,093
Profit for the year	181,395	17,380	139,459	17,221